Income Taxes - Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0
State	0	14
Total current provision	0	14
Deferred:
Federal	0	0
State	0	0
Total deferred provision	0	0
Income tax provision	$ 0	$ 14